Income tax (Schedule of effect of tax holiday) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Tax saving amount due to preferential tax rates	¥ 10,132	¥ 1,993	¥ 4,898
Income per share effect-basic	¥ 0.06	¥ 0.01	¥ 0.03
Income per share effect-diluted	¥ 0.06	¥ 0.01	¥ 0.03